Income Taxes	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Income Taxes [Line Items]
INCOME TAXES

10.    INCOME TAXES

On August 16, 2022, the U.S. government enacted the Inflation Reduction Act of 2022, which is effective January 1, 2023 and contains provisions implementing a 15% minimum corporate income tax on book income of certain large corporations, a 1% excise tax on net stock repurchases and several tax incentives to promote clean energy. While the company is continuing to evaluate the impact of these provisions, at this time, they are not expected to have a material impact on the company’s consolidated financial statements.

The components of the provision for income taxes are as follows:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Current income tax expense/(benefit):
US-Federal	—	—	—
US-State	—	—	—
Foreign	(1,967,421)	3,805,213	1,043,451
Total current income tax expense/(benefit)	(1,967,421)	3,805,213	1,043,451

Deferred tax expense/(benefit):
US-Federal	(991,250)	(2,420,618)	—
US-State	(236,011)	(576,338)	—
Foreign	5,377,966	(1,474,186)	—
Total deferred tax expense/(benefit)	4,150,705	(4,471,142)	—
Total income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

Effective tax rates of 17.22% for 2023, (37.48%) for 2022 and 17.48% for 2021 differ from the federal statutory rate applied to income before income taxes due to the following:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Federal income tax benefit at the statutory rate	(991,250)	(2,420,618)	—
Effect of:
State income taxes	(236,011)	(576,338)	—
Foreign taxes	3,494,884	2,331,027	1,043,451
Other, net	(84,339)	—	—
Income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

The Company’s net deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets:
Impairment loss on digital assets	209,966	107,635
Impairment loss on mining equipment	3,080,895	3,080,895
Net operating loss carryforwards	6,319,614	1,555,942
Credit loss provision for receivables	81,120	131,472
Impairment loss on assets held by FTX	1,356,130	1,316,199
Limits on interest expense deduction	2,087,147	647,893
Total gross deferred tax assets	13,134,872	6,840,036

Deferred tax liabilities:
Digital asset	(5,469,875)	—
Depreciation of equipment	(7,344,560)	(2,368,894)
Total gross deferred liabilities	(12,814,435)	(2,368,894)
Net deferred tax assets	320,437	4,471,142
	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets/(liabilities):
Singapore	(3,903,780)	1,474,186
United States	4,224,217	2,996,956
Net deferred tax assets	320,437	4,471,142

Net operating loss carryforwards: Ethereal US has approximately US$19.63 million and US$4.67 million of federal and state tax Net Operating Losses (“NOLs”), respectively, that may be available to offset future taxable income. Under the Tax Cuts and Jobs Act, US$19.63 million federal and US$4.67 million state NOLs incurred after December 31, 2017 are carried forward indefinitely but may be limited in utilization to 80% of taxable income.

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2023, and 2022. The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2023, and 2022.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax for the state of North Dakota, South Carolina, Montana and other states. Additionally, one of the subsidiary is subject to income tax in Singapore. The Company files federal, state, and foreign income tax returns. The 2021-2022 tax years generally remain subject to examination by the IRS and various state taxing authorities, although the Company is not currently under examination in any jurisdiction.

Arisz Acquisition Corp. [Member]
Income Taxes [Line Items]
INCOME TAXES

Note 10 — Income Taxes

The Company’s net deferred tax assets are as follows:

	September 30, 2023	September 30, 2022 (Restated)
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	121,704	20,294
Total deferred tax asset	121,704	20,294
Valuation allowance	(121,704)	(20,294)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022 (Restated)
Federal
Current	$492,735	$76,625
Deferred	(101,410)	(20,294)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	101,410	20,294
Income tax provision	$492,735	$76,625

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	For the Year ended September 30, 2023	For the Year ended September 30, 2022 (Restated)
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	1.89%	(52.42)%
Change in valuation allowance	5.93%	(11.30)%
	28.82%	(42.72)%

As of September 30, 2023, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The changes in the valuation allowance were $101,410 and $20,294 for the year ended September 30, 2023 and 2022, respectively.

The provisions for U.S. federal income taxes were $492,735 and $76,625 for the years ended September 30, 2023 and 2022, respectively. The Company’s tax returns for the year ended September 30, 2023, 2022 and 2021 remain open and subject to examination.